EVENTS DURING THE REPORTING PERIOD (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Apr. 30, 2018 USD ($) $ / shares	Apr. 30, 2018 ILS (₪)	Feb. 28, 2018 USD ($) $ / shares	Feb. 28, 2018 ILS (₪)	Jun. 30, 2018 USD ($)
Dividend paid | $	$ 5,000		$ 5,000		$ 5,000
Cash dividend declared, value per share | $ / shares	$ 0.24		$ 0.24
Dividends payable date	2018-07		2018-04
ILS [Member]
Dividend paid | ₪		₪ 18,200		₪ 17,800